Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,010	$ (2,458)	$ 1,686	$ 60,392	$ 54,669	$ 384,827	$ (171,548)
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale debt securities	368	(907)	6,129	(466)	752	(3,221)	174,331
Reclassification adjustment for other-than-temporary impairment in net income						2,002	169,197
Unrealized gain (loss) on derivative instruments	(2,584)	1,031	(3,248)	(1,172)	(3,002)	(187)	2,146
Reclassification of unrealized holding losses on debt securities and derivative instruments into discontinued operations						95,265
Foreign currency translation adjustments	(360)		(309)		(48)
Other comprehensive income (loss)	(2,576)	124	2,572	(1,638)	(2,298)	93,859	345,674
Comprehensive income (loss)	(566)	(2,334)	4,258	58,754	52,371	$ 478,686	$ 174,126
Net (income) loss attributable to noncontrolling interest	(20)	104	43	104	236
Other comprehensive (income) loss attributable to noncontrolling interest	21	(2)	(32)	(2)	41
Comprehensive income (loss) attributable to common stockholders	$ (565)	$ (2,232)	$ 4,269	$ 58,856	$ 52,648	$ 478,686	$ 174,126